Subsequent Events	12 Months Ended
Dec. 31, 2013
Parent [Member]
Subsequent Event [Line Items]
Subsequent Events
Subsequent Events

On January 23, 2014, the Company completed the initial public offering of common stock to the public (the "IPO"). Shares of common stock of RSP Inc. began trading on the New York Stock Exchange under the ticker RSPP on January 17, 2014. Concurrent with the completion of the IPO, all interests in RSP Permian, L.L.C. ("RSP") and certain assets of Rising Star Energy Development Co., L.L.C. ("Rising Star") were contributed to the Company. The Company sold 23 million shares at $19.50 per share, raising $449 million of gross proceeds. Of the 23 million shares issued to the public, 9.2 million were primary shares issued by the Company, resulting in $166 million of net proceeds, which were used to retire RSP's $70 million term loan, repay RSP's revolving credit facility balance of $56 million in its entirety, pay cash as partial consideration for certain working interest in oil and gas properties contributed to the Company in conjunction with the IPO (described below), and for other general corporate purposes. The remaining 13.8 million shares sold in the IPO were sold by selling stockholders and the Company did not receive any proceeds from the sale of those shares.

In connection with the IPO, several transactions occurred simultaneously which changed the structure and scope of the company and RSP.

•	Corporate Reorganization:

•
RSP was contributed to RSP Permian Holdco L.L.C., a newly-formed limited liability company which simultaneously contributed all of its interests in RSP to the Company in exchange for shares of the Company's common stock and cash. RSP is a wholly owned subsidiary of the Company.

•	The Rising Star Acquisition:

•	RSP acquired from Rising Star certain acreage and wells in the Permian Basin in which RSP already had working interests in for shares of the Company's common stock and cash.

•	The Collins and Wallace Contributions:

•
Ted Collins, Jr. ("Collins"), Wallace Family Partnership, LP ("Wallace LP") and Collins & Wallace Holdings, LLC, a newly-formed entity that is jointly owned by Collins and Wallace LP contributed to RSP certain working interests. In exchange, Collins and Wallace LP received both cash and shares of the Company's common stock and Collins & Wallace Holdings, LLC received only shares of the Company's common stock. The Company is in the process of evaluating the fair values of the contributed assets in order to determine the appropriate purchase price allocation.

•	The Pecos Contribution:

•
Pecos Energy Partners, L.P. ("Pecos"), an entity owned by certain members of the management team of the Company, contributed to RSP certain working interests in acreage and wells in the Permian Basin in which RSP already had a working interest in exchange for shares of the Company's common stock.

•	The ACTOIL NPI Repurchase:

•
ACTOIL, the owner of a 25% net profits interest issued by RSP, contributed to RSP its 25% net profits interest in exchange for shares in the Company. The Company is in the process of evaluating the fair values of the contributed assets in order to determine the appropriate purchase price allocation.

Subsequent to year-end, RSP, our wholly-owned subsidiary and accounting predecessor, has closed approximately $79 million of acquisitions. On February 28, 2014, RSP closed the acquisition of a 17.5% non-operated working interest in producing properties located in Martin County, Texas. The properties are contiguous to RSP-operated leasehold positions in Martin County. In addition, RSP added additional undeveloped leasehold in Glasscock County and Dawson County during the first quarter of 2014.

The Company has evaluated subsequent events through the date that these financial statements were available to be issued. Except as described above, the Company determined there were no additional events that required disclosure or recognition in these financial statements.

Predecessor [Member]
Subsequent Event [Line Items]
Subsequent Events
SUBSEQUENT EVENTS

On January 23, 2014, RSP Permian, Inc. ("RSP Inc.") completed the IPO. Shares of common stock of RSP Inc. began trading on the New York Stock Exchange under the ticker RSPP on January 17, 2014. Concurrent with the completion of the IPO, all interests in RSP and certain assets of Rising Star were contributed to a RSP Inc.; RSP Inc. sold 23 million shares at $19.50 per share, raising $449 million of gross proceeds. Of the 23 million shares issued to the public, 9.2 million were primary shares issued by RSP Inc., resulting in approximately $163 million of net proceeds, which were used to retire the $70 million Term Loan, repay the Revolving Credit Facility balance of $56 million in its entirety, pay cash as partial consideration for certain working interest in oil and gas properties contributed in conjunction with the IPO (described below), and for other general corporate purposes.

The remaining 13.8 million shares sold in the IPO were sold by selling stockholders and RSP Inc. did not receive any proceeds from the sale of those shares.

In connection with the IPO, several transactions occurred simultaneously which changed the structure and scope of RSP.

•	Corporate Reorganization:

•
RSP was contributed to RSP Permian Holdco L.L.C., a newly-formed limited liability company which simultaneously contributed all of its interests to RSP Inc. in exchange for shares of RSP Inc.'s common stock and cash. As a result, RSP became a wholly owned subsidiary of RSP Inc.

•	The Rising Star Acquisition:

•	RSP acquired from Rising Star certain acreage and wells in the Permian Basin in which RSP already had working interests in for shares of RSP Inc.'s common stock and cash.

•	The Collins and Wallace Contributions:

•
Ted Collins, Jr. ("Collins"), Wallace LP and Collins & Wallace Holdings LLC, a newly-formed entity that is jointly owned by Collins and Wallace LP contributed to RSP certain working interests. In exchange, Collins and Wallace LP received both cash and shares of RSP Inc.'s common stock and Collins & Wallace Holdings, LLC received only shares of RSP Inc.'s common stock. RSP Inc. is in the process of evaluating the fair values of the contributed assets in order to determine the appropriate purchase price allocation.

•	The Pecos Contribution:

•
Pecos Energy Partners, L.P. ("Pecos"), an entity owned by certain members of the management team of RSP, contributed to RSP certain working interests in acreage and wells in the Permian Basin in which RSP already had a working interest in exchange for shares of RSP Inc.'s common stock.

•	The ACTOIL NPI Repurchase:

•
ACTOIL, the owner of a 25% NPI issued by RSP, contributed to RSP its 25% NPI in exchange for shares of RSP Inc.'s common stock. RSP Inc. is in the process of evaluating the fair values of the contributed assets in order to determine the appropriate purchase price allocation.

Subsequent to year-end, RSP has closed approximately $79 million of acquisitions. On February 28, 2014, RSP closed the acquisition of a 17.5% non-operated working interest in producing properties located in Martin County, Texas. The properties are contiguous to RSP operated leasehold positions in Martin County. In addition, RSP added additional undeveloped leasehold in Glasscock County and Dawson County during the first quarter of 2014.

The Predecessor has evaluated subsequent events through the date that these financial statements were available to be issued. Except as described above, the Predecessor determined there were no additional events that required disclosure or recognition in these financial statements.